Trade and Other Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Trade And Other Receivables Text Block [Abstract]
Schedule of Trade and Other Receivables, Net
	As of June 30, 2023	As of December 31, 2022
Trade receivables, net of discounts [1]	$137,587	$126,456
Other receivables	12,860	15,211
Impairment of trade and other receivables [2]	(13,906)	(12,065)
Trade receivables, net of discounts and impairment	$136,541	$129,602
[1]	Discount and return provision amounts to $14,793 (as of December 31, 2022: $13,443).
[2]	Total impairment balance is comprised of $11,744 (as of December 31, 2022: $10,768) for trade receivables and $2,162 (as of December 31, 2022 $1,297) for other receivables.